Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income [Abstract]
Bank interest income	£ 16,628	£ 5,681	£ 26
Finance income	£ 16,628	£ 5,681	£ 26